Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	339,435	339,435	243,173	243,173
Derivative instruments (note 12)
Interest rate swap agreements – assets	Level 2	878	878	1,080	1,080
Interest rate swap agreements – liabilities	Level 2	(73,984)	(73,984)	(87,681)	(87,681)
Interest rate swaption agreements – assets	Level 2	Nominal	Nominal	3,283	3,283
Interest rate swaption agreements – liabilities	Level 2	(2)	(2)	(4,230)	(4,230)
Cross-currency swap agreements – assets	Level 2	3,758	3,758	—	—
Cross-currency swap agreements – liabilities	Level 2	(54,217)	(54,217)	(99,786)	(99,786)
Other derivative	Level 3	1,648	1,648	2,134	2,134
Non-recurring:
Vessels held for sale (note 18)	Level 2	16,671	16,671	20,580	20,580
Other:
Advances to equity-accounted joint ventures (note 6)	(i)	131,685	(i)	272,514	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	3,476	3,459	10,985	10,944
Long-term debt – public (note 9)	Level 1	(376,581)	(384,820)	(368,612)	(366,418)
Long-term debt – non-public (note 9)	Level 2	(1,421,411)	(1,391,524)	(1,422,614)	(1,381,287)
Obligations related to capital leases (note 5)	Level 2	(1,011,549)	(1,001,588)	(392,839)	(400,072)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As at December 31, 2017, the estimated fair value of the non-interest bearing receivable is based on the remaining future fixed payments of $3.5 million, to be received from Royal Dutch Shell Plc (or Shell) (formerly BG International Limited) as part of the ship construction support agreement, and using an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the years ended December 31, 2017 and 2016 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2017 $	2016 $
Fair value at beginning of year	2,134	(6,296)
Realized and unrealized gains included in earnings	788	3,316
Settlements	(1,274)	5,114
Fair value at end of year	1,648	2,134

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31 2017 $	December 31 2016 $
Direct financing leases	Payment activity	Performing	495,990	643,008
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	5,476	12,171
Advances to equity-accounted joint ventures	Other internal metrics	Performing	131,685	272,514
			633,151	927,693